Deposits by Banks	6 Months Ended
Jun. 30, 2024
Disclosure Of Deposits From Banks [Abstract]
Deposits by Banks	18. DEPOSITS BY BANKS

	30 June 2024	31 December 2023
	£m	£m
Items in the course of transmission	973	732
Deposits held as collateral	578	860
Other deposits(1)	14,944	18,737
Amounts due to Santander UK subsidiaries	4	3
	16,499	20,332
(1)Includes balance drawn from the TFSME of £13.0bn (2023: £17.0bn).